Revolving Credit and Security Agreement - Additional Information (Detail) (USD $)	0 Months Ended				12 Months Ended	0 Months Ended	3 Months Ended	0 Months Ended
	Aug. 26, 2014	Jun. 24, 2014	Jan. 25, 2013	Mar. 26, 2012	Dec. 31, 2014	Jan. 31, 2013	Mar. 31, 2013	Jan. 24, 2014
Line of Credit Facility [Line Items]
Amended and Restated Credit Agreement maturity date				Mar. 26, 2015
Minimum termination fee, percentage at any time before March 26, 2013				2.50%
Minimum termination fee, percentage after March 26, 2013 but before March 26, 2014				1.50%
Minimum termination fee, percentage on or after March 26, 2014				0.50%
Minimum termination fee, grace period				5 days
Debt Instrument, Basis Spread on Variable Rate				2.00%
Debt Instrument, Description of Variable Rate Basis					"The LIBOR shall be not less than 2.0%" and replacing it with "the LIBOR shall be not less than 1.0%"
Commitment fee for capital source		$ 5,000	$ 10,000	$ 80,000
Termination fee of credit facility	61,000
Unamortized debt issuance costs	37,000
Maximum [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Current Borrowing Capacity				8,000,000
Increase in line of credit facility cap				10,000,000		12,000,000
Increased facility cap			10,000,000
Cash Velocity Percentage			87.50%
Minimum [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Current Borrowing Capacity				5,000,000
Increase in line of credit facility cap			1,000,000	1,000,000
Increased facility cap			$ 9,000,000
Cash Velocity Percentage							80.00%
Amended and Restated Credit Arrangement [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate				1.00%
Third Amended and Restated Credit Agreement [Member] | Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Cash velocity percentage other								87.50%
Third Amended and Restated Credit Agreement [Member] | Revolving Credit Facility [Member] | Effective from December 1, 2013 to March 31, 2014 [Member]
Line of Credit Facility [Line Items]
Cash Velocity Percentage								80.00%
Third Amended and Restated Credit Agreement [Member] | Revolving Credit Facility [Member] | Effective from December 31, 2012 to March 31, 2013 [Member]
Line of Credit Facility [Line Items]
Cash Velocity Percentage								75.00%